Condensed Interim Consolidated Statement of Changes in Equity - USD ($)	Share capital	Share premium	Share-based payment reserves	Other reserves	Accumulated losses	Deficit attributable to the equity holders of the Parent	Non-controlling interest	Total
Balance at Dec. 31, 2021	$ 1,721	$ 32,109,245	$ 3,162,544	$ (100,774)	$ (62,015,211)	$ (26,842,475)	$ (1,120,946)	$ (27,963,421)
Share-based payments (note 13)			(559,266)			(559,266)		(559,266)
Issuance of Shares upon reverse recapitalization, net of issuance costs	748	73,392,243				73,392,991		73,392,991
Share based payment for service providers	29	2,899,971				2,900,000		2,900,000
Loans converted to equity	79	7,738,105				7,738,184		7,738,184
Issuance of common shares upon exercise of warrants	24	365,676				365,700		365,700
Movement in other reserves				100,774	(100,774)
Total comprehensive loss					(57,690,759)	(57,690,759)	(119,017)	(57,809,776)
Balance at Jun. 30, 2022	2,601	116,505,240	2,603,278		(119,806,744)	(695,625)	(1,239,963)	(1,935,588)
Balance at Dec. 31, 2022	2,601	116,505,240	1,512,490		(123,135,335)	(5,115,004)	(1,322,628)	(6,437,632)
Share-based payments (note 13)			(148,495)			(148,495)		(148,495)
Total comprehensive loss					(11,954,113)	(11,954,113)	(192,895)	(12,147,008)
Balance at Jun. 30, 2023	$ 2,601	$ 116,505,240	$ 1,363,995		$ (135,089,448)	$ (17,217,612)	$ (1,515,523)	$ (18,733,135)